Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – January 1, 2020 at Dec. 31, 2018	$ 287	$ 24,713	$ (28,977)	$ (3,997)
Balance, shares at Dec. 31, 2018	2,875,000
Sale of 10,800,000 Units, net of underwriting discounts	$ 1,080	104,794,469		104,795,549
Sale of 10,800,000 Units, net of underwriting discounts, shares	10,800,000
Sale of 395,000 Private Units	$ 40	3,949,960		3,950,000
Sale of 395,000 Private Units, shares	395,000
Forfeiture of Founder Shares	$ (17)	17
Forfeiture of Founder Shares, shares	(175,000)
Ordinary shares subject to possible redemption	$ (1,035)	(105,502,956)		(105,503,991)
Ordinary shares subject to possible redemption, shares	(10,344,550)
Net income			1,762,447	1,762,447
Balance – March 31, 2020 at Dec. 31, 2019	$ 355	3,266,203	1,733,450	5,000,008
Balance, shares at Dec. 31, 2019	3,550,450
Change in value of ordinary shares subject to possible redemption	$ 1	(333,180)		(333,179)
Change in value of ordinary shares subject to possible redemption, shares	12,125
Net income			333,179	333,179
Balance – March 31, 2020 at Mar. 31, 2020	$ 356	2,993,023	2,066,629	5,000,008
Balance, shares at Mar. 31, 2020	3,562,575
Balance – January 1, 2020 at Dec. 31, 2019	$ 355	3,266,203	1,733,450	5,000,008
Balance, shares at Dec. 31, 2019	3,550,450
Change in value of ordinary shares subject to possible redemption	$ 10	583,677		583,687
Change in value of ordinary shares subject to possible redemption, shares	99,554
Net income			(583,689)	(583,689)
Balance – March 31, 2020 at Dec. 31, 2020	$ 365	3,849,880	1,149,761	5,000,006
Balance, shares at Dec. 31, 2020	3,650,004
Change in value of ordinary shares subject to possible redemption	$ (55)	(3,849,880)	(1,835,374)	(5,685,309)
Change in value of ordinary shares subject to possible redemption, shares	(555,004)
Net income			(1,472,407)	(1,472,407)
Balance – March 31, 2020 at Mar. 31, 2021	$ 310		$ (2,158,020)	$ (2,157,710)
Balance, shares at Mar. 31, 2021	3,095,000